(LOSS) EARNINGS PER SHARE - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 05, 2020
Numerator: Basic
Net (loss) earnings from continuing operations	$ (573,168)	$ 294,867	$ (1,076,409)
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(349)	1,689	2,687
Net earnings attributed to unvested participating security	0	(10,277)	0
Net (loss) earnings from continuing operations attributable to IAC common stock and Class B common stock shareholders	(573,517)	286,279	(1,073,722)
Earnings (loss) from discontinued operations, net of tax	39,838	(36,550)	(116,046)
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(6,218)	5,936	19,598
Net earnings attributed to unvested participating security	0	1,061	0
Net earnings (loss) from discontinued operations attributable to IAC common stock and Class B common stock shareholders	33,620	(29,553)	(96,448)
Net (loss) earnings attributable to IAC common stock and Class B common stock shareholders	$ (539,897)	$ 256,726	$ (1,170,170)
Denominator: Basic
Weighted average basic IAC Common Stock and Class B common stock shares outstanding (in shares)	83,130,000	83,569,000	86,350,000
(Loss) Earnings per share: Basic
(Loss) earnings per share from continuing operations attributable to IAC common stock and Class B common stock shareholders (USD per share)	$ (6.89)	$ 3.42	$ (12.43)
Earnings (loss) per share from discontinued operations, net of tax, attributable to IAC common stock and Class B common stock shareholders (USD per share)	0.40	(0.35)	(1.12)
(Loss) earnings per share attributable to IAC common stock and Class B common stock shareholders (USD per share)	$ (6.49)	$ 3.07	$ (13.55)
Numerator: Diluted
Net (loss) earnings from continuing operations	$ (573,168)	$ 294,867	$ (1,076,409)
Net (earnings) loss attributable to noncontrolling interests of continuing operations	(349)	1,689	2,687
Net earnings attributed to unvested participating security	0	(9,944)	0
Net (loss) earnings from continuing operations attributable to IAC common stock and Class B common stock shareholders	(573,517)	286,612	(1,073,722)
Earnings (loss) from discontinued operations, net of tax	39,838	(36,550)	(116,046)
Net (earnings) loss attributable to noncontrolling interests of discontinued operations	(6,218)	5,936	19,598
Net earnings attributed to unvested participating security	0	1,026	0
Net earnings (loss) from discontinued operations attributable to IAC common stock and Class B common stock shareholders	33,620	(29,588)	(96,448)
Net (loss) earnings attributable to IAC common stock and Class B common stock shareholders	$ (539,897)	$ 257,024	$ (1,170,170)
Denominator: Diluted
Weighted average basic IAC Common Stock and Class B common stock shares outstanding (in shares)	83,130,000	83,569,000	86,350,000
Dilutive securities (in shares)	0	2,895,000	0
Denominator for earnings per share - weighted average shares (in shares)	83,130,000	86,464,000	86,350,000
(Loss) earnings per share: Diluted
(Loss) earnings per share from continuing operations attributable to IAC Common Stock and Class B common stock shareholders (USD per share)	$ (6.89)	$ 3.31	$ (12.43)
Earnings (loss) per share from discontinued operations, net of tax, attributable to IAC common stock and Class B common stock shareholders (USD per share)	0.40	(0.34)	(1.12)
(Loss) earnings per share attributable to IAC common stock and Class B common stock shareholders (USD per share)	$ (6.49)	$ 2.97	$ (13.55)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from calculation of diluted earnings per share (less than or equal to) (shares)	8,500,000	3,600,000	7,900,000
Chief Executive Officer | Restricted Stock Awards | RSA Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares authorized for issuance (in shares)				3,000,000.0